Warrants - Schedule of Warrants Outstanding (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 28, 2022	Oct. 27, 2022
Liability Classified Warrants
Warrants outstanding	$ 6,882,296,000	$ 2,359,825,000
Private Placement Warrants [Member]
Liability Classified Warrants
Warrants outstanding		229,520
PIPE Investor Warrants [Member]
Liability Classified Warrants
Warrants outstanding				$ 28,000
Public Stockholders' Warrants [Member]
Liability Classified Warrants
Warrants outstanding					$ 414,000
Equity Classified Warrants [Member]
Liability Classified Warrants
Warrants outstanding		2,110,304,000	$ 423,957,000
Previously Reported [Member]
Liability Classified Warrants
Warrants outstanding		2,359,824,000	928,209,000
Liability Classified Warrants [Member]
Liability Classified Warrants
Warrants outstanding	249,520,000	249,520,000	504,252,000
Liability Classified Warrants [Member] | Investor D Warrants [Member]
Liability Classified Warrants
Warrants outstanding			254,732,000
Liability Classified Warrants [Member] | Private Placement Warrants [Member]
Liability Classified Warrants
Warrants outstanding	229,520,000	229,520,000	229,520,000
Liability Classified Warrants [Member] | PIPE Investor Warrants [Member]
Liability Classified Warrants
Warrants outstanding	20,000,000	20,000,000	20,000,000
Equity Classified Warrants [Member]
Liability Classified Warrants
Warrants outstanding	6,632,776,000	2,110,305,000
Equity Classified Warrants [Member] | Investor E Warrants [Member]
Liability Classified Warrants
Warrants outstanding		650,446,000
Equity Classified Warrants [Member] | July 2024 Warrants [Member]
Liability Classified Warrants
Warrants outstanding	1,014,219,000	1,014,219,000
Equity Classified Warrants [Member] | Placement Agent Warrants [Member]
Liability Classified Warrants
Warrants outstanding		21,682,000
Equity Classified Warrants [Member] | Public Stockholders' Warrants [Member]
Liability Classified Warrants
Warrants outstanding	422,000,000	422,000,000	422,000,000
Equity Classified Warrants [Member] | Legacy Warrants [Member]
Liability Classified Warrants
Warrants outstanding	$ 1,957,000	$ 1,957,000	$ 1,957,000